UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive
         Suite 300
         Akron, Ohio  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 Michael McClary     Akron, OH     July 29, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $551,218 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-                          None

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE ETF TRUST 2           BEACON GLB TIMBR 18383Q879    10458   495626 SH       SOLE                                          0
FIRST TR BICK INDEX FD         COM SHS          33733H107      411    12896 SH       SOLE                                          0
FIRST TR ISE CHINDIA INDEX F   COM              33733A102     9730   385662 SH       SOLE                                          0
INTERNATIONAL BUSINESS MACHS   COM              459200101      268     1564 SH       SOLE                                          0
ISHARES TR                     DJ SEL DIV INX   464287168      254     4808 SH       SOLE                                          0
ISHARES TR                     BARCLYS TIPS BD  464287176    58520   528920 SH       SOLE                                          0
ISHARES TR                     IBOXX INV CPBD   464287242    37643   341807 SH       SOLE                                          0
ISHARES TR                     S&P500 GRW       464287309    56616   814847 SH       SOLE                                          0
ISHARES TR                     S&P 500 VALUE    464287408    54803   883925 SH       SOLE                                          0
ISHARES TR                     BARCLYS 7-10 YR  464287440    17768   185357 SH       SOLE                                          0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1735    20582 SH       SOLE                                          0
ISHARES TR                     S&P MIDCAP 400   464287507    53428   546856 SH       SOLE                                          0
ISHARES TR                     S&P SMLCAP 600   464287804    43355   591311 SH       SOLE                                          0
ISHARES TR                     S&P NTL AMTFREE  464288414      874     8446 SH       SOLE                                          0
ISHARES TR                     HIGH YLD CORP    464288513    28024   306910 SH       SOLE                                          0
ISHARES TR                     US PFD STK IDX   464288687    13961   352022 SH       SOLE                                          0
PROCTER & GAMBLE CO            COM              742718109      255     4013 SH       SOLE                                          0
SHERWIN WILLIAMS CO            COM              824348106     1363    16255 SH       SOLE                                          0
SPDR GOLD TRUST                GOLD SHS         78463V107      217     1483 SH       SOLE                                          0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    24723   413940 SH       SOLE                                          0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    15242   377456 SH       SOLE                                          0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      603    24886 SH       SOLE                                          0
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     1408    62175 SH       SOLE                                          0
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474      580    18978 SH       SOLE                                          0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    14426   232974 SH       SOLE                                          0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    13032   195681 SH       SOLE                                          0
UNITEDHEALTH GROUP INC         COM              91324P102      267     5174 SH       SOLE                                          0
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718    10994   107023 SH       SOLE                                          0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    63040  1265619 SH       SOLE                                          0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    12574   258620 SH       SOLE                                          0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      224     3997 SH       SOLE                                          0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2613    68612 SH       SOLE                                          0
VANGUARD WORLD FDS             ENERGY ETF       92204A306      467     4225 SH       SOLE                                          0
VANGUARD WORLD FDS             MATERIALS ETF    92204A801      356     4138 SH       SOLE                                          0
WESBANCO INC                   COM              950810101      286    14540 SH       SOLE                                          0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867      700    13070 SH       SOLE                                          0